Trade Payables and Accrued Liabilities (Details) - Schedule of trade payables and accrued liabilities - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of Trade Payables and Accrued Liabilities [Abstract]
Trade accounts payable and accrued liabilities	$ 12,897	$ 9,873
Government remittances	7,644	4,607
Total	$ 20,541	$ 14,480